Loans - Summary of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	$ 516,300	$ 474,968
Deferred loan costs	530	481
Total loans	516,830	475,449
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	140,273	134,268
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	179,663	159,475
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	157,172	144,489
Construction & Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	22,886	23,428
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	$ 16,306	$ 13,308